UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine           Westport, CT              8/15/05
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         3
                                               -------------

Form 13F Information Table Entry Total:                   35
                                               -------------

Form 13F Information Table Value Total:             $263,416
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number                Name

     1.     28-1839                       ROBERT JAFFEE, GENERAL PARTNER
     2.     28-02944                      DEBORAH ZISKIN, GENERAL PARTNER
     3.     28-7626                       MARGARET EPPRECHT, GENERAL PARTNER


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  ----------- ------------- ------------ -------- ----------------
                                               VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
  NAME OF ISSUER     TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------
CHAODA MODERN AGRI       COM         0682.HK    4857  12274000   SH        SOLE             12274000
------------------------------------------------------------------------------------------------------------
ALKERMES INC             COM       01642T108    3994    302125   SH        SOLE               302125
------------------------------------------------------------------------------------------------------------
ALLOS THERAPEUTICS INC   COM       019777101     218    100000   SH        SOLE               100000
------------------------------------------------------------------------------------------------------------
AMGEN INC                COM       031162100   15358    254027   SH        SOLE               254027
------------------------------------------------------------------------------------------------------------
AMYLIN
 PHARMACEUTICALS INC     COM       032346108   13173    629404   SH        SOLE               629404
------------------------------------------------------------------------------------------------------------
ARROW ELECTRS INC        COM       042735100    6329    233040   SH        SOLE               233040
------------------------------------------------------------------------------------------------------------
CVS CORPORATION          COM       126650100   11770    404888   SH        SOLE               404888
------------------------------------------------------------------------------------------------------------
CYTEC INDS INC           COM       232820100   16320    410040   SH        SOLE               410040
------------------------------------------------------------------------------------------------------------
ENDURANCE SPECIALTY
 HLDGS LT                SHS       G30397106    4440    117400   SH        SOLE               117400
------------------------------------------------------------------------------------------------------------
ENSCO INTERNATIONAL INC  COM       26874Q100    7237    202446   SH        SOLE               202446
------------------------------------------------------------------------------------------------------------
FEDEX CORP               COM       31428X906    4051    50000    SH        SOLE                50000
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   SPONSORED 338488109    6140    339136   SH        SOLE               331936
                         ADR
------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO          COM       369604103   17325    500000   SH        SOLE               500000
------------------------------------------------------------------------------------------------------------
HALLIBURTON CO           COM       406216101   11477    240000   SH        SOLE               240000
------------------------------------------------------------------------------------------------------------
HEWETT ASSOCIATES INC    COM       42822Q100   12059    454900   SH        SOLE               454900
------------------------------------------------------------------------------------------------------------
PENNEY J C INC           COM       708160106    7887    150000   SH        SOLE               150000
------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW   COM       530718105   16386   1608091   SH        SOLE              1608091
------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC  COM       549463107    6605   2269916   SH        SOLE              2269916
------------------------------------------------------------------------------------------------------------
MAYTAG CORP              COM       578592957      15      3000   SH  PUT   SOLE                 3000
------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL VARCO   COM       637071101    4754    100000   SH        SOLE               100000
 INC
------------------------------------------------------------------------------------------------------------
NEKTAR THERAPEUTICS      COM       640268108    1373     81575   SH        SOLE                81575
------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP    COM       655844108    9244    298588   SH        SOLE               298588
------------------------------------------------------------------------------------------------------------
NITROMED INC             COM       654798503    2448    125885   SH        SOLE               125885
------------------------------------------------------------------------------------------------------------
ORMAT TECHNOLOGIES INC   COM       686688102    5736    300298   SH        SOLE               300298
------------------------------------------------------------------------------------------------------------
PENTAIR INC              COM       709631105    4386    102445   SH        SOLE               102445
------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     COM       G3223R108    5140     55264   SH        SOLE               55264
------------------------------------------------------------------------------------------------------------
ROCHE HOLDING AG         COM       771195104   18992    300000   SH        SOLE               300000
------------------------------------------------------------------------------------------------------------
SENOMYX INC              COM       81724Q107     413     25000   SH        SOLE                25000
------------------------------------------------------------------------------------------------------------
SMURFIT-STONE CONTAINER
 CORP                    COM       832727101    1256    123545   SH        SOLE               123545
------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL
 INDUSTRIES              ADR       881624209    3193    102534   SH        SOLE               102534
------------------------------------------------------------------------------------------------------------
TARGET CORP              COM       87612E106   16323    300000   SH        SOLE               300000
------------------------------------------------------------------------------------------------------------
UNION PACIFIC CORP       COM       907818108   10414    160710   SH        SOLE               160710
------------------------------------------------------------------------------------------------------------
VIACOM INC               CL B      925524308    6959    217328   SH        SOLE               217328
------------------------------------------------------------------------------------------------------------
WADELL & REED FINL INC   CL A      930059100    4810    260000   SH        SOLE               260000
------------------------------------------------------------------------------------------------------------
WARNACO GROUP INC       COM NEW    934390402    2334    100371   SH        SOLE               100371
------------------------------------------------------------------------------------------------------------
